Capital Stock and Equity-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000.0		100,000,000.0		100,000,000.0
Preferred stock, par value (usd per share)	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized (in shares)	585,000,000.0		585,000,000.0		585,000,000.0
Preferred stock, shares issued (in shares)	0		0		0
Preferred Stock, Shares Outstanding	0		0		0
Restricted Stock [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			56,000.0	78,300
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value			$ 0.8	$ 1.3
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	485,000,000.0		485,000,000.0		485,000,000.0
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01
Common Stock, Voting Rights, Votes Per Share Owned			$ 1
Common stock, shares issued (in shares)	29,200,000		29,200,000		29,100,000
Common Stock, Shares, Outstanding	29,200,000		29,200,000		29,100,000
Common Class A [Member] | Restricted Stock Units
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			35,800	44,800
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	100,000,000.0		100,000,000.0		100,000,000.0
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01
Common Stock, Voting Rights, Votes Per Share Owned			$ 5
Maximum percentage of voting power			49.00%
Common stock, shares issued (in shares)	4,600,000		4,600,000		4,600,000
Common Stock, Shares, Outstanding	4,600,000		4,600,000		4,600,000
General and Administrative Expense [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Employee Benefits and Share-based Compensation	$ 0.5	$ 0.6	$ 0.9	$ 0.9